SUPPLEMENT TO THE VARIABLE LIFE PROSPECTUS DATED APRIL 28, 2025

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE UNIVERSAL LIFE POLICIES

SEPARATE ACCOUNT VL-R

Platinum Choice VUL 2

You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

The following table replaces the information in the Ongoing Fees and Expenses (annual charges) section under the FEES AND EXPENSES table in the most recent Prospectus.

Annual Fee	Minimum	Maximum
Investment options	0.32%	1.48%

The following replaces the last table in the FEE TABLE section of the most recent Prospectus.

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy. A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document. Please see APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY.

Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.23%	1.48%

The following replaces APPENDIX A - UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT in the most recent Prospectus.

Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Balanced	American Funds IS Asset Allocation Fund – Class 2 Adviser: Capital Research and Management CompanySM	0.55%	16.44%	8.32%	8.32%
	Franklin Templeton Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.93%	11.27%	5.75%	5.83%
	SunAmerica ST SA JPMorgan Diversified Balanced Portfolio – Class 1 Shares Adviser: SunAmerica Asset Management, LLC Sub-Adviser: J.P. Morgan Investment Management Inc.	0.73%	9.53%	6.32%	6.24%
	VALIC Co. I Dynamic Allocation Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC Sub-Adviser: AllianceBernstein L.P.	0.84%*	12.72%	5.55%	5.84%
Commodity	PIMCO CommodityRealReturn® Strategy Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	1.48%*	4.16%	7.10%	1.65%
Domestic Equity	Alger Capital Appreciation Portfolio – Class I-2 Shares Adviser: Fred Alger Management, LLC	0.95%	48.13%	17.84%	15.55%
	LVIP American Century® Value Fund[3] Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71%*	9.48%	8.59%	8.18%
	American Funds IS Growth Fund – Class 2 Adviser: Capital Research and Management Company	0.59%	31.63%	18.83%	16.58%
	American Funds IS Growth-Income Fund – Class 2 Adviser: Capital Research and Management Company	0.53%	24.23%	13.02%	12.20%
	Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.81%	33.45%	16.74%	13.33%
	Fidelity® VIP Equity-Income Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.72%	15.06%	9.80%	8.94%
	Fidelity® VIP Growth Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.83%	30.07%	18.63%	16.34%

Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Domestic Equity	Fidelity® VIP Mid Cap Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: FMR Co., Inc.	0.82%	17.18%	11.06%	8.94%
	Franklin Templeton Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.91%*	11.71%	8.36%	8.17%
	Invesco V.I. Growth and Income Fund – Series I Shares Adviser: Invesco Advisers, Inc.	0.75%	16.00%	10.07%	8.80%
	Janus Henderson Enterprise Portfolio – Service Shares Adviser: Janus Capital Management LLC	0.97%	15.32%	9.61%	12.12%
	Janus Henderson Forty Portfolio – Service Shares Adviser: Janus Capital Management LLC	0.80%	28.14%	15.12%	15.36%
	MFS® VIT New Discovery Series – Initial Class Adviser: Massachusetts Financial Services Company	0.87%*	6.72%	4.96%	9.19%
	MFS® VIT Research Series – Initial Class Adviser: Massachusetts Financial Services Company	0.79%*	18.87%	11.88%	11.66%
	Neuberger Berman AMT Mid Cap Growth Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.93%	24.02%	10.56%	10.52%
	Seasons ST SA Multi Managed Mid Cap Value Portfolio – Class 3 Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Massachusetts Financial Services Company	1.25%	13.82%	9.60%	7.86%
	SunAmerica ST SA Wellington Capital Appreciation Portfolio – Class 3 Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Wellington Management Company LLP	0.99%	41.41%	16.69%	15.14%
	VALIC Co. I Mid Cap Index Fund[4] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.35%*	13.51%	9.94%	9.32%
	VALIC Co. I Mid Cap Value Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Boston Partners Global Investors, Inc. d/b/a Boston Partners Sub-Adviser: Wellington Management Company LLP	0.82%	10.85%	9.44%	8.38%
	VALIC Co. I Nasdaq-100® Index Fund[4] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.43%*	25.27%	19.55%	17.90%
	VALIC Co. I Science & Technology Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Allianz Global Investors U.S. LLC Sub-Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: Wellington Management Company LLP	0.91%*	32.60%	17.23%	17.41%
	VALIC Co. I Small Cap Index Fund[4] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.37%*	11.21%	7.02%	7.52%
	VALIC Co. I Stock Index Fund[4] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.23%*	24.66%	14.17%	12.74%
	VALIC Co. I U.S. Socially Responsible Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: SunAmerica Asset Management, LLC	0.36%	18.61%	11.99%	11.50%

Type	Fund – Share Class Adviser/ Sub-Adviser (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Fixed Income	American Funds IS American High-Income Trust – Class 2 Adviser: Capital Research and Management CompanySM	0.57%*	9.67%	5.54%	5.32%
	LVIP JPMorgan Core Bond Fund[2] Adviser: Lincoln Investment Advisors Corporation Sub-Adviser: J.P. Morgan Investment Management Inc.	0.49%*	1.72%	0.04%	1.49%
	PIMCO Global Bond Opportunities Portfolio (Unhedged) – Administrative Class Adviser: Pacific Investment Management Company LLC	1.01%	-0.50%	-0.33%	0.82%
	PIMCO Real Return Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	0.84%	2.13%	1.93%	2.16%
	PIMCO Short-Term Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	0.66%	6.05%	2.76%	2.40%
	PIMCO Total Return Portfolio – Administrative Class Adviser: Pacific Investment Management Company LLC	0.75%	2.53%	-0.03%	1.54%
	SA Goldman Sachs Government and Quality Bond Portfolio – Class 3 Adviser: SunAmerica Asset Management, LLC Sub-Adviser: Goldman Sachs Asset Management L.P.	0.83%	0.90%	-0.92%	0.62%
	VALIC Co. I Core Bond Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: PineBridge Investments LLC	0.48%*	1.69%	0.04%	1.59%
International Equity	American Funds IS Global Growth Fund – Class 2 Adviser: Capital Research and Management CompanySM	0.66%*	13.68%	9.76%	10.74%
	American Funds IS International Fund – Class 2 Adviser: Capital Research and Management Company	0.78%	3.16%	1.23%	4.01%
	Invesco V.I. Global Fund – Series I Shares Adviser: Invesco Advisers, Inc.	0.82%	16.07%	9.48%	9.85%
	Invesco V.I. Global Real Estate Fund – Series I Shares Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.02%	-1.80%	-2.39%	1.52%
	Invesco V.I. EQV International Equity Fund – Series I Shares[1] Adviser: Invesco Advisers, Inc.	0.90%	0.62%	3.23%	4.36%
	VALIC Co. I Emerging Economies Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: J.P. Morgan Investment Management Inc.	0.95%	11.41%	1.73%	3.59%
	VALIC Co. I International Equities Index Fund[3] Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: BlackRock Investment Management LLC	0.43%	3.13%	4.27%	4.86%
	VALIC Co. I International Value Fund Adviser: The Variable Annuity Life Insurance Company Sub-Adviser: Templeton Global Advisors Limited	0.78%*	8.43%	4.41%	3.74%
Money Market	Fidelity® VIP Government Money Market Portfolio – Service Class 2 Adviser: Fidelity Management & Research Company (FMR) Sub-Adviser: Fidelity Investments Money Management, Inc.	0.52%	4.82%	2.17%	1.44%

* This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.

1 Invesco V.I. International Growth Fund name changed to Invesco V.I. EQV International Equity Fund effective April 29, 2022.

2 JPMorgan Insurance Trust Core Bond Portfolio is known as LVIP JPMorgan Core Bond Fund effective May 01, 2023.

3American Century VP Value Fund is known as LVIP American Century Value Fund effective April 26, 2024.

4 BlackRock Investment Management, LLC is the subadvisor effective on or about April 30, 2025.

All references to the above tables in the prospectus are replaced accordingly.

Dated: August 1, 2025

Please keep this Supplement with your Prospectus